SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2025	Feb. 09, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 04, 2024
Share-Based Compensation [Line Items]
Share-based compensation expenses			$ 37	$ 32	$ 58	$ 64	$ 5,862	$ 130
Ordinary shares exercisable term					6 years 8 months 15 days
Fair value of equity compensation granted							$ 5,578
Number of options, Granted					4,680
Director [Member]
Share-Based Compensation [Line Items]
Number of options, Granted		4,680
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Available for grant shares									5,242
Fair value of equity compensation granted									$ 5,578
Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-Based Compensation [Line Items]
Number of options, Granted		3,966			3,994
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Available for grant shares			1,778		1,778
Increase (decrease) equity awards available to be granted					84,791
2024 Equity Incentive Plan [Member] | Subsequent Event [Member]
Share-Based Compensation [Line Items]
Increase (decrease) equity awards available to be granted	86,568
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Available for grant shares							4,264
2023 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Ordinary shares exercisable term							10 years